Condensed Consolidated Statements of Stockholders' Equity Deficiency - USD ($)	Common Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 357,685	$ 51,272	$ 23,413,077	$ (34,539,954)	$ (10,717,920)
Beginning balance, shares at Dec. 31, 2018	35,768,619	5,127,167
Issuance of restricted stock awards to the board of directors	$ 8,333		(8,333)
Issuance of restricted stock awards to the board of directors, shares	833,333
Common stock withheld for taxes	$ (4,025)		(252,033)		(256,058)
Common stock withheld for taxes, shares	(402,512)
Issuance of common stock in connection with the merger of Say Media	$ 11,889	$ (11,889)
Issuance of common stock in connection with the merger of Say Media, shares	1,188,880	(1,188,880)
Cashless exercise of common stock warrants	$ 5,393		729,793		735,186
Cashless exercise of common stock warrants, shares	539,331
Forfeiture of restricted stock	$ (8,250)		8,250
Forfeiture of restricted stock, shares	(825,000)
Cashless exercise of common stock options	$ 165		(165)
Cashless exercise of common stock options, shares	16,466
Stock-based compensation			11,672,177		11,672,177
Net loss				(38,501,369)	(38,501,369)
Ending balance, value at Dec. 31, 2019	$ 371,190	$ 39,383	35,562,766	(73,041,323)	(37,067,984)
Ending balance, shares at Dec. 31, 2019	37,119,117	3,938,287
Issuance of restricted stock awards to the board of directors	$ 5,625		(5,625)
Issuance of restricted stock awards to the board of directors, shares	562,500
Common stock withheld for taxes	$ (2,069)		(167,412)		(169,481)
Common stock withheld for taxes, shares	(206,881)
Issuance of restricted stock units in connection with the acquisition of LiftIgniter			500,000		500,000
Stock-based compensation			3,930,172		3,930,172
Net loss				(22,776,624)	(22,776,624)
Ending balance, value at Mar. 31, 2020	$ 374,746	$ 39,383	39,819,901	(95,817,947)	(55,583,917)
Ending balance, shares at Mar. 31, 2020	37,474,736	3,938,287
Beginning balance, value at Dec. 31, 2019	$ 371,190	$ 39,383	35,562,766	(73,041,323)	(37,067,984)
Beginning balance, shares at Dec. 31, 2019	37,119,117	3,938,287
Issuance of common stock in connection with private placement
Issuance of common stock in connection with professional services
Net loss					(45,937,953)
Ending balance, value at Jun. 30, 2020	$ 385,902	$ 25,879	43,992,975	(118,979,276)	(74,574,520)
Ending balance, shares at Jun. 30, 2020	38,590,363	2,587,893
Beginning balance, value at Dec. 31, 2019	$ 371,190	$ 39,383	35,562,766	(73,041,323)	(37,067,984)
Beginning balance, shares at Dec. 31, 2019	37,119,117	3,938,287
Issuance of restricted stock awards to the board of directors	$ 5,625		(5,625)
Issuance of restricted stock awards to the board of directors, shares	562,500
Common stock withheld for taxes	$ (7,468)		(512,976)		(520,444)
Common stock withheld for taxes, shares	(746,813)
Issuance of common stock in connection with the merger of Say Media	$ 28,574	$ (28,574)
Issuance of common stock in connection with the merger of Say Media, shares	2,857,357	(2,857,357)
Forfeiture of restricted stock	$ (4,000)		4,000
Forfeiture of restricted stock, shares	(399,998)
Issuance of common stock upon conversion of 12% convertible debentures	$ 538,875		$ 20,863,613		$ 21,402,488
Issuance of common stock upon conversion of 12% convertible debentures, shares	53,887,470
Issuance of common stock upon conversion of related embedded derivative liabilities of 12% convertible debentures			10,929,996		10,929,996
Issuance of common stock upon conversion of Series H convertible preferred stock	$ 9,091		$ 290,909		$ 300,000
Issuance of common stock upon conversion of Series H convertible preferred stock, shares	909,090
Issuance of common stock upon conversion of Series I convertible preferred stock	$ 462,000		24,319,742		24,781,742
Issuance of common stock upon conversion of Series I convertible preferred stock, shares	46,200,000
Issuance of common stock upon conversion of Series J convertible preferred stock	$ 435,845		23,890,696		24,326,541
Issuance of common stock upon conversion of Series J convertible preferred stock, shares	43,584,500
Issuance of common stock upon conversion of Series K convertible preferred stock	$ 451,050		26,502,500		26,953,550
Issuance of common stock upon conversion of Series K convertible preferred stock, shares	45,105,000
Reclassification of restricted stock awards and units from equity to liability classified upon modification			(3,800,734)		(3,800,734)
Exercise of common stock options	$ 69		3,698		3,767
Exercise of common stock options, shares	6,944
Deemed dividend on Series I convertible preferred stock			(5,082,000)		(5,082,000)
Deemed dividend on Series J convertible preferred stock			(586,545)		(586,545)
Deemed dividend on Series K convertible preferred stock			(9,472,050)		(9,472,050)
Beneficial conversion feature on Series H convertible preferred stock			502,000		502,000
Deemed dividend on Series H convertible preferred stock			(502,000)		(502,000)
Issuance of restricted stock units in connection with the acquisition of LiftIgniter			500,000		500,000
Stock-based compensation			16,250,176		16,250,176
Net loss				(89,231,963)	(89,231,963)
Ending balance, value at Dec. 31, 2020	$ 2,290,851	$ 10,809	139,658,166	(162,273,286)	(20,313,460)
Ending balance, shares at Dec. 31, 2020	229,085,167	1,080,930
Beginning balance, value at Mar. 31, 2020	$ 374,746	$ 39,383	39,819,901	(95,817,947)	(55,583,917)
Beginning balance, shares at Mar. 31, 2020	37,474,736	3,938,287
Issuance of common stock in connection with the acquisition of Say Media	$ 13,504	$ (13,504)
Issuance of common stock in connection with the acquisition of Say Media, shares	1,350,394	(1,350,394)
Common stock withheld for taxes	$ (2,348)		(109,992)		(112,340)
Common stock withheld for taxes, shares	(234,767)
Stock-based compensation			4,283,066		4,283,066
Net loss				(23,161,329)	(23,161,329)
Ending balance, value at Jun. 30, 2020	$ 385,902	$ 25,879	43,992,975	(118,979,276)	(74,574,520)
Ending balance, shares at Jun. 30, 2020	38,590,363	2,587,893
Beginning balance, value at Dec. 31, 2020	$ 2,290,851	$ 10,809	139,658,166	(162,273,286)	(20,313,460)
Beginning balance, shares at Dec. 31, 2020	229,085,167	1,080,930
Issuance of restricted stock awards to the board of directors	$ 8,052		(8,052)
Issuance of restricted stock awards to the board of directors, shares	805,165
Repurchase of restricted stock classified as liabilities	$ (1,331)		1,331
Repurchase restricted stock classified as liabilities, shares	(133,068)
Issuance of common stock for restricted stock units in connection with the acquisition of LiftIgniter	$ 2,567		(2,567)
Issuance of restricted stock units in connection with the acquisition of LiftIgniter, Shares	256,661
Issuance of common stock in connection with professional services	$ 3,125		121,875		125,000
Issuance of common stock in connection with professional services, shares	312,500
Stock-based compensation			5,408,207		5,408,207
Net loss				(25,463,305)	(25,463,305)
Ending balance, value at Mar. 31, 2021	$ 2,303,264	$ 10,809	145,178,960	(187,736,591)	(40,243,558)
Ending balance, shares at Mar. 31, 2021	230,326,425	1,080,930
Beginning balance, value at Dec. 31, 2020	$ 2,290,851	$ 10,809	139,658,166	(162,273,286)	(20,313,460)
Beginning balance, shares at Dec. 31, 2020	229,085,167	1,080,930
Issuance of common stock in connection with private placement					20,005,000
Reclassification of restricted stock awards and units from equity to liability classified upon modification					(3,800,734)
Issuance of common stock in connection with professional services					125,000
Net loss					(46,119,863)
Ending balance, value at Jun. 30, 2021	$ 2,631,757	$ 10,809	173,313,043	(208,393,149)	(32,437,540)
Ending balance, shares at Jun. 30, 2021	263,175,743	1,080,930
Beginning balance, value at Mar. 31, 2021	$ 2,303,264	$ 10,809	145,178,960	(187,736,591)	(40,243,558)
Beginning balance, shares at Mar. 31, 2021	230,326,425	1,080,930
Issuance of restricted stock in connection with the acquisition of The Spun	$ 42,857		(42,857)
Issuance of restricted stock in connection with the acquisition of The Spun, shares	4,285,714
Issuance of restricted stock awards to the board of directors	$ 822		(822)
Issuance of restricted stock awards to the board of directors, shares	82,158
Cashless exercise of common stock	$ 849		(849)
Cashless exercise of common stock, shares	84,891
Common stock withheld for taxes	$ (490)		(40,630)		(41,120)
Common stock withheld for taxes, shares	(48,952)
Repurchase of restricted stock classified as liabilities	$ (1,331)		1,331
Repurchase restricted stock classified as liabilities, shares	(133,068)
Issuance of common stock in connection with private placement	$ 285,786		19,551,971		19,837,757
Issuance of common stock in connection with private placement, shares	28,578,575
Stock-based compensation			8,665,939		8,665,939
Net loss				(20,656,558)	(20,656,558)
Ending balance, value at Jun. 30, 2021	$ 2,631,757	$ 10,809	$ 173,313,043	$ (208,393,149)	$ (32,437,540)
Ending balance, shares at Jun. 30, 2021	263,175,743	1,080,930